Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Income Taxes
Schedule of Company's Income Tax Expense and Effective Tax Rates
	Three months ended		Nine months ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Loss and comprehensive loss from continuing operations before income taxes	$(159,080,687)	$(473,836,766)	$(221,082,361)	$(456,931,217)
Income tax recovery (expense)	$24,460,758	$(3,935,160)	$24,418,531	$6,541,380

Schedule of Income before Income Tax, Domestic and Foreign
	December 31, 2021	December 31, 2020
Domestic - Canada	$165,628,760	$(6,463,606)
Foreign – outside of Canada	(755,033,646)	-
	$(589,404,886)	$(6,463,606)

Schedule of Components of Income Tax Expense
	December 31, 2021	December 31, 2020
Current tax expense
Domestic – Canada	$-	$-
Foreign – outside of Canada	3,217,857	-
	3,217,857	-

Deferred tax recovery
Domestic – Canada	-	-
Foreign – outside of Canada	(5,590,409)	-
	(5,590,409)	-

Income tax recovery	$(2,372,552)	$-

Schedule of Effective Income Tax Rate Reconciliation
	December 31, 2021	December 31, 2020
Loss before tax	$(589,404,886)	$(6,463,606)
Statutory income tax rate	21%	27%

Income tax recovery based on statutory rate	(123,775,026)	(1,745,174)

Increase (decrease) resulting from:
§280E permanent adjustment	22,558,050	-
Impairment	182,760,437	-
Share-based compensation expense	4,128,200	-
Fair value change of contingent consideration	(62,150,629)	-
Non-taxable items	(1,286,101)	(634,584)
Change in valuation allowance	31,551,712	7,418,633
Other	(647,879)	-
Share issuance costs recognized in equity	-	(5,433,750)
Effect of state income taxes	(65,515,675)
Tax rate differences and tax rate changes	10,004,359	394,875

Income tax expense	$(2,372,552)	$-

Schedule of Deferred Tax Assets and Liabilities
	December 31, 2021	December 31, 2020
Deferred tax assets
Loss carryforwards	$35,984,802	$3,470,820
Tangible assets	1,148,865	-
Intangible assets	5,883,006	-
Financing costs	5,194,236	7,440,240
Marketing prepaid	4,500,000	-
Cash settled share-based payments	1,395,000	-
Other	3,176,964	-

Deferred tax assets	57,282,873	10,911,060
Valuation allowance	(42,459,208)	(10,911,060)

Net deferred tax asset	14,823,665	-

Deferred tax liabilities
Intangible assets	(58,294,219)	-
Other	(377,312)	-

Deferred tax liabilities	(58,671,531)	-
Deferred tax assets	14,823,665	-

Net deferred tax liability	$(43,847,866)	$-

Summary of Operating Loss Carryforwards
	Federal	State and Local	Total
2034	$-	$48,671	$48,671
2035	-	3,382,027	3,382,027
2036	-	8,787,634	8,787,634
2037	-	12,061,282	12,061,282
2038	-	31,194,997	31,194,997
2039	-	64,493,970	64,493,970
2040	-	54,470,985	54,470,985
2041	-	74,359,055	74,359,055
Indefinite	9,534,555	-	9,534,555
	$9,534,555	$248,798,621	$258,333,176